SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.0%

Africa/Middle East - 8.7%

Israel - 2.4%
NICE, Ltd., ADR *	1,050	240,335

South Africa - 6.3%
Bid Corp., Ltd.	13,200	295,434
Bidvest Group, Ltd.	5,525	78,638
Naspers, Ltd.	1,425	264,044

		638,116

Asia - 69.0%

Australia - 2.5%
Atlassian Corp. *	450	77,026
Rio Tinto, PLC, ADR	2,475	169,785

		246,811

China/Hong Kong - 32.4%
AIA Group, Ltd.	21,400	224,430
Alibaba Group Holding, Ltd., ADR *	2,700	275,886
Baidu, Inc., ADR *	1,100	166,012
Budweiser Brewing Co. APAC, Ltd.	46,000	139,993
China International Capital Corp., Ltd.	58,400	117,170
China Mengniu Dairy Co., Ltd.	43,000	176,276
China Petroleum & Chemical Corp.	140,000	82,617
CSPC Pharmaceutical Group, Ltd.	192,400	188,613
ENN Energy Holdings, Ltd.	19,800	271,121
GDS Holdings, Ltd., ADR *	1,000	18,660
Hong Kong Exchanges & Clearing, Ltd.	5,100	226,056
JD.com, Inc.	542	11,835
JD.com, Inc., ADR	3,600	158,004
Jiumaojiu International Holdings, Ltd.	9,000	21,396
LK Technology Holdings, Ltd.	72,500	90,053
Meituan *	6,820	123,730
Ping An Insurance Group Co. of China, Ltd.	19,900	128,737
Sands China, Ltd. *	42,400	147,297
Sinopharm Group Co., Ltd.	44,900	135,678
Tencent Holdings, Ltd.	8,200	400,728
Trip.com Group, Ltd., ADR *	4,450	167,632

		3,271,924

India - 3.5%
HDFC Bank, Ltd., ADR	5,350	356,684

Indonesia - 1.9%
Astra International Tbk PT	176,000	70,522
XL Axiata Tbk PT	948,800	125,612

		196,134

Singapore - 6.2%
DBS Group Holdings, Ltd.	14,500	360,495
Flex, Ltd. *	4,000	92,040
Sea, Ltd, ADR *	600	51,930
Singapore Technologies Engineering, Ltd.	44,000	121,126

		625,591

South Korea - 11.1%
LG Chem, Ltd.	575	315,787
NAVER Corp.	450	70,511
Samsung Electronics Co., Ltd.	10,925	540,252

Name of Issuer	Quantity	Fair Value ($)

Shinhan Financial Group Co., Ltd.	7,200	195,590

		1,122,140

Taiwan - 9.8%
Cathay Financial Holding Co., Ltd.	88,784	122,242
Hon Hai Precision Industry Co., Ltd., GDR	23,700	160,686
Taiwan Semiconductor Co.	37,482	656,858
Taiwan Semiconductor Co., ADR	525	48,835

		988,621

Thailand - 1.6%
Bangkok Bank PCL	36,500	161,878

Europe - 1.3%

Netherlands - 1.3%
Prosus NV	1,700	133,117

Latin America - 7.3%

Argentina - 1.9%
Globant SA *	1,175	192,712

Brazil - 1.7%
Ambev SA, ADR	21,575	60,841
Banco Bradesco SA	30,350	79,102
Lojas Renner SA	8,130	26,627

		166,570

Chile - 0.8%
Banco Santander Chile, ADR	4,700	83,801

Peru - 2.9%
Southern Copper Corp.	3,900	297,375

North America - 6.7%

Mexico - 2.3%
Fomento Economico Mexicano, ADR	1,575	149,924
Grupo Bimbo SAB de CV	16,000	80,426

		230,350

United States - 4.4%
Broadcom, Inc.	550	352,847
Skyworks Solutions, Inc.	775	91,435

		444,282

Total Common Stocks (cost: $7,148,229)		9,396,441

Investment Companies 4.1%
iShares MSCI India ETF (cost $312,487)	10,400	409,344

Short-Term Securities - 2.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $272,571)	272,571	272,571

Total Investments in Securities - 99.8% (cost $7,733,287)		10,078,356

Other Assets and Liabilities, net - 0.2%		20,703

Net Assets - 100.0%		$10,099,059

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	21.6%
Finance	20.4
Technology Services	12.2
Retail Trade	9.3
Consumer Non-Durables	6.0
Consumer Services	5.1
Non-Energy Minerals	4.6
Health Technology	3.2
Process Industries	3.1
Producer Manufacturing	2.8
Utilities	2.7
Communications	1.2
Energy Minerals	0.8
Investment Companies	4.1
Short-Term Securities	2.7

99.8
Other Assets and Liabilities, net	0.2

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	192,712	—	—	192,712
Australia	246,811	—	—	246,811
Brazil	166,570	—	—	166,570
Chile	83,801	—	—	83,801
China/Hong Kong	786,194	2,485,730	—	3,271,924
India	356,684	—	—	356,684
Indonesia	—	196,134	—	196,134
Israel	240,335	—	—	240,335
Mexico	230,350	—	—	230,350
Netherlands	—	133,117	—	133,117
Peru	297,375	—	—	297,375
Singapore	143,970	481,621	—	625,591
South Africa	374,072	264,044	—	638,116
South Korea	—	1,122,140	—	1,122,140
Taiwan	209,521	779,100	—	988,621
Thailand	—	161,878	—	161,878
United States	444,282	—	—	444,282
Investment Companies	409,344	—	—	409,344
Short-Term Securities	272,571	—	—	272,571
Total:	4,454,592	5,623,764	—	10,078,356

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2023	3